Recent Accounting Pronouncements and Significant Accounting Policies, Provision for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for Credit Losses [Abstract]
Change in provision of estimated losses	$ (85)	$ (12)	$ 42
Demurrages write offs	48	45	$ 118
Cash Equivalents [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	0	0
Freight and Demurrage Receivables [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	171	109
Insurance Claims [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	$ 0	$ 0